Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Property, plant and equipment.
Property, plant and equipment

5.         Property, plant and equipment

	IT, office and lab	Right-of-use assets	Right-of-use assets	Leasehold	Lease
(in thousands of €)	equipment	Buildings	Vehicles	improvements	equipment (1)	Total
Opening balance as on January 1, 2017
Cost	€2,112	€—	€—	€—	€—	€2,112
Accumulated depreciation	(1,346)	—	—	—	—	(1,346)
Book value at the beginning of the year	766	—	—	—	—	766
Movements
Additions	346	—	—	—	—	346
Cost of disposals	(69)	—	—	—	—	(69)
Depreciation	(425)	—	—	—	—	(425)
Accumulated depreciation on disposals	58	—	—	—	—	58
Closing balance as on December 31, 2017
Cost	2,389	—	—	—	—	2,389
Accumulated depreciation	(1,713)	—	—	—	—	(1,713)
Book value at year end	676	—	—	—	—	676
Movements
Additions	370	—	—	—	253	623
Cost of disposals	(47)	—	—	—		(46)
Depreciation	(463)	—	—	—	(11)	(474)
Accumulated depreciation on disposals	46	—	—	—		46
Closing balance as on December 31, 2018
Cost	2,712	—	—	—	253	2,965
Accumulated depreciation	(2,130)	—	—	—	(11)	(2,141)
Book value at year end	€582	€—	€—	€—	€242	€824

Adoption of IFRS 16 on January 1, 2019	€—	€2,338	€452	—	€—	€2,790

Movements
Additions	765	4,553	525	808	29	6,680
Depreciation	(460)	(1,315)	(233)	(92)	(28)	(2,128)
Closing balance as on December 31, 2019
Cost	3,477	6,891	977	808	282	12,435
Accumulated depreciation	(2,590)	(1,315)	(233)	(92)	(39)	(4,269)
Book value at year end	€887	€5,576	€744	€716	€243	€8,167

There are no commitments to acquire property, plant and equipment. Furthermore, no items of property, plant and equipment are pledged. See note 23 for information for leases where the Company is a lessee.

(1) The Company has elected not to reassess whether a contract is, or contains, a lease at the date of initial application. Instead, for contracts entered into before the transition date, the Company relied on its assessment made applying IAS 17 and IFRIC 4 Determining whether an Arrangement contains a Lease.